Future Scheduled Repayments (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Prepaid debt issuance costs	$ 16,404
2013-1 Bonds
Debt Instrument [Line Items]
Unamortized discount	704
2014-1 Bonds
Debt Instrument [Line Items]
Unamortized discount	$ 63